Shareholders' Equity - Schedule of Basic and Diluted Earnings Per Common Share (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule Of Basic And Diluted Earnings Per Common Share Abstract
Basic weighted average number of common shares outstanding		88,765,198	83,001,989
Weighted average shares dilution exclusions: 1
Restricted share units	[1]	328,391	286,232
Deferred share units	[1]	3,722

[1]	Excluded in the diluted weighted average number of common shares outstanding as their exercise or settlement would be anti-dilutive in the earnings per share calculation. Dilutive RSU and DSU units were determined using the Company’s average share price for the year. For the year ended December 31, 2024, the average share price used was $20.06 (year ended December 31, 2023 - $16.63).